Financial instruments (Tables)	6 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
Disclosure of fair value measurement of assets
The below table summarizes financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2026 and December 31, 2025.

	June 30, 2026				December 31, 2025
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	80	—	177	257	132	—	196	328
Long-term financial investments measured at FVPL	—	—	23	23	—	—	4	4
Deferred compensation assets(1)	212	—	—	212	202	—	—	202
Non-current financial assets at fair value	292	—	200	492	334	—	200	534
Current financial assets
Money market funds	319	—	—	319	562	—	—	562
Current portion of long-term financial investments measured at FVPL(2)	—	—	1	1	—	—	1	1
Derivative financial instruments(2)	—	15	—	15	—	5	—	5
Current financial assets at fair value	319	15	1	335	562	5	1	568
Financial assets at fair value	611	15	201	827	896	5	201	1,102

Non-current financial liabilities
Non-current contingent consideration liabilities	—	—	(64)	(64)	—	—	(160)	(160)
Non-current financial liabilities at fair value	—	—	(64)	(64)	—	—	(160)	(160)
Current financial liabilities
Current contingent consideration liabilities	—	—	(9)	(9)	—	—	(9)	(9)
Derivative financial instruments	—	(3)	—	(3)	—	(6)	—	(6)
Current financial liabilities at fair value	—	(3)	(9)	(12)	—	(6)	(9)	(15)
Financial liabilities at fair value	—	(3)	(73)	(76)	—	(6)	(169)	(175)
(1)    Recorded in Other non-current assets.
(2)    Recorded in Other current assets.
Financial assets

	Long-term financial investments measured at FVOCI		Financial investments measured at FVPL
($ millions)	2026	2025	2026	2025
Balance as of January 1	196	201	5	2
Additions	37	15	21	2
Net losses recognized in Consolidated Statement of Comprehensive (Loss)/Income	(56)	(34)	—	—
Amortization	—	—	(2)	(1)
Settlements	—	(11)	—	—
Balance as of June 30	177	171	24	3

Disclosure of fair value measurement of liabilities
The below table summarizes financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2026 and December 31, 2025.

	June 30, 2026				December 31, 2025
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	80	—	177	257	132	—	196	328
Long-term financial investments measured at FVPL	—	—	23	23	—	—	4	4
Deferred compensation assets(1)	212	—	—	212	202	—	—	202
Non-current financial assets at fair value	292	—	200	492	334	—	200	534
Current financial assets
Money market funds	319	—	—	319	562	—	—	562
Current portion of long-term financial investments measured at FVPL(2)	—	—	1	1	—	—	1	1
Derivative financial instruments(2)	—	15	—	15	—	5	—	5
Current financial assets at fair value	319	15	1	335	562	5	1	568
Financial assets at fair value	611	15	201	827	896	5	201	1,102

Non-current financial liabilities
Non-current contingent consideration liabilities	—	—	(64)	(64)	—	—	(160)	(160)
Non-current financial liabilities at fair value	—	—	(64)	(64)	—	—	(160)	(160)
Current financial liabilities
Current contingent consideration liabilities	—	—	(9)	(9)	—	—	(9)	(9)
Derivative financial instruments	—	(3)	—	(3)	—	(6)	—	(6)
Current financial liabilities at fair value	—	(3)	(9)	(12)	—	(6)	(9)	(15)
Financial liabilities at fair value	—	(3)	(73)	(76)	—	(6)	(169)	(175)
(1)    Recorded in Other non-current assets.
(2)    Recorded in Other current assets.
Financial liabilities

	Contingent consideration liabilities
($ millions)	2026	2025
Balance as of January 1	(169)	(96)
Additions	—	(9)
Accretion for passage of time	(7)	(5)
Adjustments for changes in assumptions	103	—
Balance as of June 30	(73)	(110)

Disclosure of net value of unsettled positions for derivative forward contracts and swaps
The below table summarizes the net value of unsettled positions for currency derivatives contracts including swaps, forwards and options as of June 30, 2026 and December 31, 2025.

($ millions)	June 30, 2026	December 31, 2025
Unrealized gains in Other current assets	15	5
Unrealized losses in Current financial debts	(3)	(6)
Net value of unsettled positions for derivatives contracts	12	(1)